Restructuring Charge	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring Charge
Restructuring Charge

Note 10. Restructuring Charges

In the second quarter of 2017, the Company effected a reduction in its workforce and associated operating expenses, net loss and cash burn. The Company reduced headcount by approximately 60% with the majority of the reductions occurring in its Santa Clara facility.  As a result of the restructuring, the Company recorded approximately $1.0 million of charges for severance benefits and future obligations under computer-aided design software licenses. In the third quarter of 2017, the Company closed its Japanese branch and Iowa locations and further reduced headcount resulting in additional expenses of $0.1 million. The Company expects to incur future additional charges related to this restructuring activity in the range of $0.2 million to $0.3 million, primarily in the form of relocation costs, in the fourth quarter of 2017.

Expenses related to the restructuring activity are included in the restructuring charges line on the condensed consolidated statements of operations and comprehensive loss. The short-term portion of the remaining liability is included in accrued expenses and other and the long-term portion in other long-term liabilities on the condensed consolidated balance sheet.  Restructuring activity was as follows (in thousands):

		Contractual obligations
	Workforce	and other
	reduction	termination costs	Total
Balance as of March 31, 2017	$—	$—	$—
Restructuring charge	458	594	1,052
Cash payments	(458)	(119)	(577)
Balance as of September 30, 2017	$—	$475	$475

Note 10: Restructuring

In the first quarter of 2016, the Company effected a reduction in its workforce and associated operating expenses, net loss and cash burn and realigned resources, as the Company had substantially concluded development of new products, including its third generation Bandwidth Engine IC product family, and brought these products to market in 2016. The Company reduced United States headcount by 12 positions and ceased operations at its subsidiary in Hyderabad, India, which had 18 employees.  As a result of these reductions, the Company incurred total charges of approximately $0.7 million, including $0.6 million of charges for severance benefits and other one-time termination costs. The remaining charges represent lease obligations, asset impairments and other expenses related to the Company’s Indian subsidiary. Substantially all of these charges were realized and resulted in cash expenditures of $0.6 million in the first quarter of 2016. Expenses related to the restructure are included in the restructuring charges line on the condensed consolidated statements of operations and comprehensive loss and the remaining liability is included in accrued expenses and other on the condensed consolidated balance sheet consisting of (in thousands):

		Facility related
	Workforce	and other
	reduction	termination costs	Total
Balance as of December 31, 2015	$—	$—	$—
Restructuring charge	561	115	676
Non-cash settlements	—	(46)	(46)
Cash payments	(561)	(64)	(625)
Balance as of December 31, 2016	$—	$5	$5